Capital Stock (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Capital Stock [Abstract]
Schedule of Common Shares

Common shares

	Number of Shares	Amount $
Balance, as at September 30, 2024	30,203,676	513,073,764
Issuance of shares under SEPA	6,595,000	15,027,888
Issuance of shares (RSU) (304,973 shares net of withholding tax consideration)	191,093	297,188
Exercise of warrants	30	34
Balance, as at December 31, 2024	36,989,799	528,398,874

Common shares

	Number of Shares	Amount $
Balance, as at September 30, 2023	167,610	9,894,326
Issuance of common shares upon exercise of the call option	66,550	57,724
Class A, B, C, D-1 and D-2 preferred shares exchange for common shares	239,766,119	444,410,959
Common shares converted per business combination	(240,000,279)	(454,361,009)
Issuance of new common shares per business combination	20,000,000	454,361,009
Issuance to Prospector shareholders (Note 4)	8,770,930	55,257,187
Issuance of common shares	1,432,746	3,453,569
Balance, as at September 30, 2024	30,203,676	513,073,765

Schedule of Issued Weighted Average Assumptions	vesting terms of the instruments issued and the following weighted average assumptions
Fair value of the underlying share	US$ 4.74
Exercise price	—
Risk-free interest rate	3.23%
Expected volatility	60%
Expected life	7 years
Dividend yield	0%
vesting terms of the instruments issued and the following weighted average assumptions:
Fair value of the underlying share	US$	4.74
Exercise price		—
Risk-free interest rate		3.23%
Expected volatility		60%
Expected life		7.00 years
Dividend yield		0%

Schedule of Shares Issued and Outstanding

As at December 31, 2024, the following shares were issued and outstanding:

	Number of Shares	Amount $
Common shares	36,989,799	528,398,874
Class A preferred shares	2,031,250	10,115,625
Class B preferred shares	999,963	5,220,000
Class C preferred shares	999,963	4,970,000
Class D preferred shares	999,963	4,740,000
Class E preferred shares	999,963	4,250,000
Class F preferred shares	999,963	3,780,000
	44,020,864	561,474,499

As at September 30, 2024, the following shares were issued and outstanding:

	Number of Shares	Amount $
Common shares	30,203,676	513,073,764
Class A Non-Voting Special Shares	2,031,250	10,115,625
Class B Non-Voting Special Shares	999,963	5,220,000
Class C Non-Voting Special Shares	999,963	4,970,000
Class D Non-Voting Special Shares	999,963	4,740,000
Class E Non-Voting Special Shares	999,963	4,250,000
Class F Non-Voting Special Shares	999,963	3,780,000
	37,234,741	546,149,389